Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 17,500	$ 14,000	$ 12,300
Software [Member]
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 1,400	$ 900	$ 1,000